INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

	Software*	License	Patents Pending	Total
Cost
Balance, December 31, 2021	$648,474	$850,000	$-	$1,498,474
Additions	1,699,158	-	42,961,382	44,660,540
Translation differences	(46,052)	-	-	(46,052)
Balance, December 31, 2022	2,301,580	850,000	42,961,382	46,112,962
Additions	366,325	-	-	366,325
Impairments	(2,478,491)	(850,000)	(9,498,279)	(12,826,770)
Translation differences	(108,176)	-	-	(108,176)
Balance December 31, 2023	$81,238	$-	33,463,103	$33,544,341

Accumulated amortization	Software	License	Patents Pending	Total
Balance, December 31, 2021	$-	$-	-	$-
Depreciation	-	-	-	-
Balance, December 31, 2022	-	-	-	-
Amortization	81,406	-	-	81,406
Translation differences	(168)	-	-	(168)
Balance December 31, 2023	$81,238	$-	-	$81,238

Net book value
At December 31, 2022	$2,301,580	$850,000	42,961,382	$46,112,962
At December 31, 2023	$-	$-	33,463,103	$33,463,103

*	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)